UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005
                                               -------------

Check here if Amendment [   ]; Amendment Number:
                                                --------------------

         This Amendment (Check only one.): [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Soros Fund Management LLC
Address:   888 Seventh Avenue
           New York, New York  10106

Form 13F File Number:  028-06420

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Jodye M. Anzalotta
Title:            Assistant General Counsel
Phone:            212-397-5531

Signature, Place, and Date of Signing:

/s/ Jodye M. Anzalotta            New York, New York           August 15, 2005
----------------------            ------------------           ---------------
[Signature]                       [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                   1
                                        --------------

Form 13F Information Table Entry Total:            173
                                        --------------

Form 13F Information Table Value Total:  $   1,805,895
                                        --------------
                                        (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.      Form 13F File Number      Name
         ---      --------------------      ----

         1.       028 - 10418               George Soros

                                                Soros Fund Management LLC
                                               Form 13F Information Table
                                              Quarter Ended June 30, 2005


                                                                                    Investment Discretion          Voting Authority
                                                                                    ---------------------          ----------------
                     Title                 Fair Market Value   Shares or  SH/  Put/      Shared  Shared   Other
Issuer               of Class  Cusip        (in thousands)    Principal   PRN  Call Sole Defined Other  Managers** Sole Shared None
------               --------  -----        --------------    ---------   ---  ---- ---- ------- -----  -------- ---- ------ ----
-----------------------------------------------------------------------------------------------------------------------------------
ABGENIX INC          COM       00339B107     $        519         60,500  SH                       X        1             X
-----------------------------------------------------------------------------------------------------------------------------------
ADVANCED MICRO
DEVICES INC          COM       007903107     $      1,637         94,400  SH                       X        1             X
-----------------------------------------------------------------------------------------------------------------------------------
AFFYMETRIX INC       COM       00826T108     $      1,725         32,000  SH                       X        1             X
-----------------------------------------------------------------------------------------------------------------------------------
AGERE SYS INC        COM       00845V308     $        432         36,000  SH          X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
AGERE SYS INC        COM       00845V308     $      1,129         94,050  SH                       X        1             X
-----------------------------------------------------------------------------------------------------------------------------------
AGERE SYS INC        NOTE
                     6.500%
                     12/1      00845VAA8     $     23,230     23,000,000  PRN         X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
AGILENT TECHNOLOGIES
INC                  COM       00846U101     $        617         26,800  SH                       X        1             X
-----------------------------------------------------------------------------------------------------------------------------------
AGILENT TECHNOLOGIES DBCV
INC                  3.000%
                     12/0      00846UAB7     $     25,610     26,000,000  PRN         X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
AKAMAI TECHNOLOGIES   NOTE
INC                  5.500%7/0 00971TAC5     $     18,838     18,838,000  PRN         X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
ALLEGHENY ENERGY INC COM       017361106     $     10,608        420,600  SH          X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
ALLOS THERAPEUTICS
INC                  COM       019777101      $      3,766     1,727,300  SH                       X        1             X
-----------------------------------------------------------------------------------------------------------------------------------
AMDOCS LTD           ORD       G02602103     $        204          7,700  SH                       X        1             X
-----------------------------------------------------------------------------------------------------------------------------------
ANGLOGOLD ASHANTI    SPONSORED
LTD                  ADR       035128206     $      1,154         32,292  SH                       X        1             X
-----------------------------------------------------------------------------------------------------------------------------------
APACHE CORP          COM       037411105     $      1,163         18,000  SH          X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
APEX SILVER MINES
LTD                  ORD       G04074103     $     32,402      2,358,221  SH          X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
ARCHIPELAGO HLDG INC COM       03957A104     $      3,899        100,000  SH          X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
AREL COMMUNICATIONS
& SOFTWARE           COM       M14925107     $        504        646,480  SH          X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
ARIAD PHARMACEUTICALS
INC                  COM       04033A100     $        410         61,602  SH                       X        1             X
-----------------------------------------------------------------------------------------------------------------------------------
ASPECT COMMUNICATIONS
CORP                 COM       04523Q102     $        853         76,000  SH          X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
AUXILIUM
PHARMACEUTICALS INC  COM       05334D107     $     18,495      3,877,403  SH                       X        1             X
-----------------------------------------------------------------------------------------------------------------------------------
AVAYA INC            COM       053499109     $        133         16,000  SH          X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
AVNET INC            PUT       053807103     $      1,127         50,000  SH    P     X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
AXCELIS TECHNOLOGIES NOTE
INC                  4.250%1/1 054540AB5     $     50,429     51,458,000  PRN         X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
BARRICK GOLD CORP    COM       067901108     $      2,298         91,800  SH                       X        1             X
-----------------------------------------------------------------------------------------------------------------------------------
BARRIER
THERAPEUTICS INC     COM       06850R108     $     18,435      2,324,734  SH                       X        1             X
-----------------------------------------------------------------------------------------------------------------------------------
BEA SYS INC          NOTE
                     4.000%
                     12/1      073325AD4     $     25,009     25,390,000  PRN         X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
BECKMAN COULTER INC  COM       075811109     $      3,751         59,000  SH          X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------

                                                Soros Fund Management LLC
                                               Form 13F Information Table
                                              Quarter Ended June 30, 2005

                                                                                    Investment Discretion          Voting Authority
                                                                                    ---------------------          ----------------
                     Title                 Fair Market Value   Shares or  SH/  Put/      Shared  Shared   Other
Issuer               of Class  Cusip        (in thousands)    Principal   PRN  Call Sole Defined Other  Managers** Sole Shared None
------               --------  -----        --------------    ---------   ---  ---- ---- ------- -----  --------   ---- ------ ----
-----------------------------------------------------------------------------------------------------------------------------------
BERKSHIRE HATHAWAY
INC DEL              CL A      084670108     $      2,088             25  SH          X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
BIOENVISION INC      COM       09059N100     $      2,730        375,044  SH                       X        1             X
-----------------------------------------------------------------------------------------------------------------------------------
BLACK & DECKER CORP  PUT       091797100     $      1,797         20,000  SH    P     X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
BLUEFLY INC          COM       096227103     $      9,517      5,287,082  SH          X                     1             X
-----------------------------------------------------------------------------------------------------------------------------------
BROCADE
COMMUNICATIONS
SYS INC              COM       111621108     $      4,258      1,097,500  SH          X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
BROCADE              NOTE
COMMUNICATIONS       2.000%
SYS I                1/0       111621AB4     $     62,131     64,552,000  PRN         X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
BROOKFIELD HOMES
CORP                 COM       112723101     $      3,908         85,700  SH          X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
BROOKS AUTOMATION    NOTE
INC                  4.750%
                     6/0       11434AAB6     $      4,564      4,779,000  PRN         X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
CMS ENERGY CORP      COM       125896100     $      1,054         70,000  SH          X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
CALIPER LIFE
SCIENCES INC         COM       130872104     $        170         30,390  SH                       X        1             X
-----------------------------------------------------------------------------------------------------------------------------------
CALPINE CORP         COM       131347106     $      1,976        581,300  SH          X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
CEPHEID              COM       15670R107     $        288         39,300  SH                       X        1             X
-----------------------------------------------------------------------------------------------------------------------------------
CERIDIAN CORP NEW    COM       156779100     $      7,827        401,800  SH          X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
CHARTER
COMMUNICATIONS INC D CL A      16117M107     $         24         20,000  SH          X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
CHEVRON CORP NEW     COM       166764100     $      1,974         35,300  SH          X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
CHICAGO MERCANTILE
HLDGS INC            CL A      167760107     $      2,305          7,800  SH          X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
CISCO SYS INC        COM       17275R102     $        973         51,000  SH          X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
COCA COLA CO         COM       191216100     $      5,954        142,600  SH          X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
COMCAST CORP NEW     CL A      20030N101     $        957         31,200  SH          X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
COMPUTER ASSOC
INTL INC             PUT       204912109     $        962         35,000  SH    P     X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
COMPUTER NETWORK     NOTE
TECHNOLOGY           3.000%
                     2/1       204925AC5     $     10,417     10,965,000  PRN         X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
COMPUTER SCIENCES
CORP                 PUT       205363104     $      1,093        25,000   SH    P     X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
COMVERSE TECHNOLOGY  DBCV
INC                  1.500%
                     12/0      205862AJ4     $      1,970      2,000,000  PRN         X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
CONOCOPHILLIPS       COM       20825C104     $      1,104         19,200  SH          X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
CONSOL ENERGY INC    COM       20854P109     $      2,518         47,000  SH          X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
CORN PRODS INTL INC  COM       219023108     $      3,499        147,250  SH          X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
CORNING INC          DBCV
                     11/0      219350AJ4     $        398        500,000  PRN         X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------

                                                Soros Fund Management LLC
                                               Form 13F Information Table
                                              Quarter Ended June 30, 2005

                                                                                    Investment Discretion          Voting Authority
                                                                                    ---------------------          ----------------
                     Title                 Fair Market Value   Shares or  SH/  Put/      Shared  Shared   Other
Issuer               of Class  Cusip        (in thousands)    Principal   PRN  Call Sole Defined Other  Managers** Sole Shared None
------               --------  -----        --------------    ---------   ---  ---- ---- ------- -----   -------- ---- ------ ----
-----------------------------------------------------------------------------------------------------------------------------------
CROSSROADS SYS INC   COM       22765D100     $         14         15,000  SH          X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
CROWN HOLDINGS INC   COM       228368106     $      2,843        199,800  SH          X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
CRYPTOLOGIC INC      COM       228906103     $        984         32,800  SH          X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
DAVITA INC           COM       23918K108     $      3,297         72,500  SH          X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
DU PONT E I DE
NEMOURS & CO         COM       263534109     $     20,494        476,500  SH          X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
DUKE ENERGY CORP     COM       264399106     $      6,371        214,300  SH          X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
DUN & BRADSTREET
CORP DEL NE          COM       26483E100     $      6,264        101,600  SH          X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
ECHOSTAR             NOTE
COMMUNICATIONS NEW   5.750%
                     5/1       278762AG4     $     38,686     38,978,000  PRN         X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
EDISON INTL          COM       281020107     $      2,109         52,000  SH          X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
EL PASO ELEC CO      COM NEW   283677854     $      1,002         49,000  SH          X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
ELAN PLC             ADR       284131208     $      1,007        147,600  SH          X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
EMULEX CORP          NOTE
                     0.250%
                     12/1      292475AD2     $     19,338     20,600,000  PRN         X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
EXELON CORP          COM       30161N101     $      4,420         86,100  SH          X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
EXIDE TECHNOLOGIES   COM NEW   302051206     $      1,179        243,000  SH                       X        1             X
-----------------------------------------------------------------------------------------------------------------------------------
EXTREME NETWORKS INC NOTE
                     3.500%
                     12/0      30226DAB2     $     46,933     48,260,000  PRN         X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
FAIRFAX FINL
HLDGS LTD            SUB VTG   303901102     $      3,071         18,500  SH          X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
FLUOR CORP NEW       COM       343412102     $     13,649        237,000  SH          X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
FLUOR CORP NEW       PUT       343412102     $        587         10,200  SH    P     X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
FOUNDRY NETWORKS INC COM       35063R100     $        512         59,400  SH                       X        1             X
-----------------------------------------------------------------------------------------------------------------------------------
FREESCALE
SEMICONDUCTOR INC    COM CL A  35687M107     $      1,208         57,500  SH          X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
GENITOPE CORP        COM       37229P507     $      1,012         78,850  SH                       X        1             X
-----------------------------------------------------------------------------------------------------------------------------------
INCYTE CORP          COM       45337C102     $        534         74,750  SH                       X        1             X
-----------------------------------------------------------------------------------------------------------------------------------
INTEGRA LIFESCIENCES
HLDGS C              COM NEW   457985208     $     67,574      2,314,187  SH          X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
INTERACTIVE DATA
CORP                 COM       45840J107     $      1,974         95,000  SH          X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL GAME
TECHNOLOG            COM       459902102     $      5,607        199,200  SH          X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
INTL PAPER CO        COM       460146103     $      1,158         38,326  SH                       X        1             X
-----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL        NOTE
RECTIFIER CORP       4.250%
                     7/1       460254AE5     $     29,812     30,304,000  PRN         X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
INTRABIOTICS
PHARMACEUTICALS      COM       46116T506     $        340         97,133  SH                       X        1             X
-----------------------------------------------------------------------------------------------------------------------------------
ISHARES INC          MSCI
                     BRAZIL    464286400     $      2,561        103,200  SH                       X        1             X
-----------------------------------------------------------------------------------------------------------------------------------

                                                Soros Fund Management LLC
                                               Form 13F Information Table
                                              Quarter Ended June 30, 2005

                                                                                    Investment Discretion          Voting Authority
                                                                                    ---------------------          ----------------
                     Title                 Fair Market Value   Shares or  SH/  Put/      Shared  Shared  Other
Issuer               of Class  Cusip        (in thousands)    Principal   PRN  Call Sole Defined Other  Managers** Sole Shared None
------               --------  -----        --------------    ---------   ---  ---- ---- ------- -----  --------   ---- ------ ----
-----------------------------------------------------------------------------------------------------------------------------------
JETBLUE AWYS CORP    COM       477143101     $    227,641     11,137,055  SH          X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
KEYSPAN CORP         COM       49337W100     $      5,140        126,300  SH          X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
KOREA ELECTRIC PWR   SPONSORED
                     ADR       500631106     $      6,934        442,500  SH          X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
LSI LOGIC CORP       NOTE
                     4.000%
                     11/0      502161AG7     $     65,007     65,664,000  PRN         X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
LABORATORY CORP
AMER HLDGS           COM NEW   50540R409     $      3,049         61,100  SH          X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
LABRANCHE & CO INC   COM       505447102     $      2,070        328,600  SH          X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
LAIDLAW INTL INC     COM       50730R102     $      1,085         45,000  SH          X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
LANOPTICS LTD        ORD       M6706C103     $      1,700        219,334  SH                       X        1             X
-----------------------------------------------------------------------------------------------------------------------------------
LATTICE
SEMICONDUCTOR CORP   COM       518415104     $        289         65,000  SH          X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
LATTICE              NOTE
SEMICONDUCTOR CORP   7/0       518415AE4     $     19,702     24,100,000  PRN         X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
LIBERTY MEDIA
CORP NEW             COM SER A 530718105     $        306         30,000  SH          X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
LIBERTY MEDIA
CORP NEW             COM SER A 530718105     $      1,803        176,928  SH                       X        1             X
-----------------------------------------------------------------------------------------------------------------------------------
LONE STAR
TECHNOLOGIES INC     COM       542312103     $     10,238        225,000  SH          X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
MCG CAPITAL CORP     COM       58047P107     $     11,886        695,873  SH          X                     1             X
-----------------------------------------------------------------------------------------------------------------------------------
MERCK & CO INC       COM       589331107     $     24,729        802,900  SH          X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
MERCK & CO INC       COM       589331107     $      2,156         70,000  SH                       X        1             X
-----------------------------------------------------------------------------------------------------------------------------------
MERCURY INTERACTIVE  NOTE
CORP                 4.750%
                     7/0       589405AB5     $     30,657     30,889,000  PRN         X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
MICROSOFT CORP       COM       594918104     $     19,624        790,000  SH          X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
MOBILE TELESYSTEMS   SPONSORED
OJSC                 ADR       607409109     $      2,799         83,180  SH                       X        1             X
-----------------------------------------------------------------------------------------------------------------------------------
MOSAIC CO            COM       61945A107     $      2,166        139,194  SH                       X        1             X
-----------------------------------------------------------------------------------------------------------------------------------
MOTOROLA INC         COM       620076109     $      1,008         55,200  SH          X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
MYOGEN INC           COM       62856E104     $     18,154      2,597,142  SH                       X        1             X
-----------------------------------------------------------------------------------------------------------------------------------
MYRIAD GENETICS INC  COM       62855J104     $        704         45,000  SH                       X        1             X
-----------------------------------------------------------------------------------------------------------------------------------
NII HLDGS INC        CL B NEW  62913F201     $      2,136         33,400  SH          X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
NASDAQ 100 TR        UNIT
                     SER 1     631100104     $      8,276        225,000  SH                       X        1             X
-----------------------------------------------------------------------------------------------------------------------------------
NASDAQ STOCK
MARKET INC           COM       631103108     $      3,018        160,000  SH          X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
NEWMONT MINING CORP  COM       651639106     $        820         21,000  SH                       X        1             X
---------------------------------------------------------------------------------------------------------------------------------
NEWS CORP            CL B      65248E203     $      3,899        231,272  SH                       X        1             X
-----------------------------------------------------------------------------------------------------------------------------------

                                                Soros Fund Management LLC
                                               Form 13F Information Table
                                              Quarter Ended June 30, 2005

                                                                                    Investment Discretion          Voting Authority
                                                                                    ---------------------          ----------------
                     Title                 Fair Market Value   Shares or  SH/  Put/      Shared  Shared  Other
Issuer               of Class  Cusip        (in thousands)    Principal   PRN  Call Sole Defined Other  Managers** Sole Shared None
------               --------  -----        --------------    ---------   ---  ---- ---- ------- -----  --------   ---- ------ ----
-----------------------------------------------------------------------------------------------------------------------------------
NOKIA CORP           SPONSORED
                     ADR       654902204     $     12,563        755,000  SH          X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
NORANDA INC          COM       655422103     $      2,466        143,800  SH                       X        1             X
-----------------------------------------------------------------------------------------------------------------------------------
OMNICOM GROUP INC    NOTE
                     2/0       681919AK2     $      1,955      2,000,000  PRN         X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
PARAMETRIC
TECHNOLOGY CORP      COM       699173100     $      1,097        171,900  SH                       X        1             X
-----------------------------------------------------------------------------------------------------------------------------------
PATTERSON
COMPANIES INC        COM       703395103     $        933         20,700  SH          X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
PETRO-CDA            COM       71644E102     $      2,540         39,000  SH          X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
PFIZER INC           COM       717081103     $      5,654        205,000  SH          X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
PFIZER INC           COM       717081103     $      1,186         43,000  SH                       X        1             X
-----------------------------------------------------------------------------------------------------------------------------------
PHOTRONICS INC       NOTE
                     4.750%
                     12/1      719405AC6      $     34,084     33,663,000  PRN         X                    1       X
-----------------------------------------------------------------------------------------------------------------------------------
PIONEER NAT RES CO   COM       723787107     $    167,983      3,992,000  SH          X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
PLAINS EXPL&
PRODTN CO            COM       726505100     $     13,128        369,500  SH          X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
PROCTER & GAMBLE CO  COM       742718109     $      2,005         38,000  SH          X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
PROGRESS ENERGY INC  COM       743263105     $      4,081         90,200  SH          X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
PROGRESSIVE CORP
OHIO                 COM       743315103     $      3,231         32,700  SH          X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
PURADYN FILTER
TECHNOLOGIES         COM       746091107     $      2,971      4,570,000  SH          X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
QUEST DIAGNOSTICS
INC                  COM       74834L100     $      4,283         80,400  SH          X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
RELIANT ENERGY INC   COM       75952B105     $      5,812        469,500  SH          X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
SCI SYS INC          NOTE
                     3.000%
                     3/1       783890AF3     $     27,900     29,368,000  PRN         X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
SLM CORP             COM       78442P106     $      3,063         60,300  SH          X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
SANMINA SCI CORP     SDCV 9/1  800907AD9     $      5,854     10,765,159  PRN         X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
SCHERING PLOUGH CORP COM       806605101     $     25,107      1,317,250  SH          X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
SIERRA HEALTH SVCS
INC                  COM       826322109     $      2,501         35,000  SH          X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
SIERRA PAC RES NEW   COM       826428104     $      6,138        493,000  SH          X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
SKYWORKS SOLUTIONS
INC                  COM       83088M102     $        464         63,000  SH          X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
SOURCE INTERLINK
COS INC              COM NEW   836151209     $     12,864      1,039,942  SH          X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
SOUTHERN UN CO NEW   COM       844030106     $      6,329        257,800  SH          X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
STUDENT LN CORP      COM       863902102     $      2,440         11,100  SH          X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
SUN MICROSYSTEMS INC COM       866810104     $      1,308        350,800  SH                       X        1             X
-----------------------------------------------------------------------------------------------------------------------------------

                                                Soros Fund Management LLC
                                               Form 13F Information Table
                                              Quarter Ended June 30, 2005

                                                                                    Investment Discretion          Voting Authority
                                                                                    ---------------------          ----------------
                     Title                 Fair Market Value   Shares or  SH/  Put/      Shared  Shared   Other
Issuer               of Class  Cusip        (in thousands)    Principal   PRN  Call Sole Defined Other  Managers** Sole Shared None
------               --------  -----        --------------    ---------   ---  ---- ---- ------- -----  --------   ---- ------ ----
-----------------------------------------------------------------------------------------------------------------------------------
SUPPORTSOFT INC      COM       868587106     $      1,661        320,000  SH          X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
SWIFT ENERGY CO      COM       870738101     $      9,134        255,000  SH          X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
SYBRON DENTAL
SPECIALTIES INC      COM       871142105     $        993         26,400  SH          X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
TXU CORP             COM       873168108     $      1,978         23,800  SH          X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
TAIWAN SEMICONDUCTOR SPONSORED
MFG LTD              ADR       874039100     $      1,041        114,134  SH          X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
TECH DATA CORP       COM       878237106     $        329          9,000  SH          X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
TECH DATA CORP       SDCV
                     2.000%
                     12/1      878237AC0     $        839        850,000  PRN         X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
TECH DATA CORP       SDCV
                     2.000%
                     12/1      878237AD8     $     45,627     46,205,000  PRN         X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
TELEWEST GLOBAL INC  COM       87956T107     $      5,028        220,721  SH                       X        1             X
-----------------------------------------------------------------------------------------------------------------------------------
TERADYNE INC         SDCV
                     3.750%
                     10/1      880770AD4     $     33,146     33,736,000  PRN         X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
THERAVANCE INC       COM       88338T104     $      2,988        175,739  SH          X                     1             X
-----------------------------------------------------------------------------------------------------------------------------------
TIFFANY & CO NEW     COM       886547108     $     20,606        629,000  SH          X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
TIME WARNER INC      COM       887317105     $     48,710      2,915,000  SH          X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
TRIQUINT             NOTE
SEMICONDUCTOR INC    4.000%
                     3/0       89674KAB9     $     16,510     16,955,000  PRN         X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
UST INC              COM       902911106     $      5,036        110,300  SH          X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
UNION PAC CORP       COM       907818108     $      1,069         16,500  SH                       X        1             X
-----------------------------------------------------------------------------------------------------------------------------------
UNITED RENTALS INC   PUT       911363109     $        404         20,000  SH    P     X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
UNITEDHEALTH GROUP
INC                  COM       91324P102     $      1,006         19,300  SH          X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
VALENTIS INC         COM       91913E302     $      6,135      2,167,744  SH                       X        1             X
-----------------------------------------------------------------------------------------------------------------------------------
VERTEX
PHARMACEUTICALS INC  COM       92532F100     $        807         47,900  SH                       X        1             X
-----------------------------------------------------------------------------------------------------------------------------------
VISHAY               NOTE
INTERTECHNOLOGY INC  6/0       928298AD0     $      9,075     15,000,000  PRN         X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
WAL MART STORES INC  COM       931142103     $      4,796         99,500  SH          X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
WASHINGTON GROUP
INTL INC             COM NEW   938862208     $      2,367         46,300  SH          X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
WASHINGTON POST CO   CL B      939640108     $      3,841          4,600  SH          X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
WATCHGUARD
TECHNOLOGIES INC     COM       941105108     $        494        126,000  SH          X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
WELLPOINT INC        COM       94973V107     $        996         14,300  SH          X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
WESTERN GAS RES INC  COM       958259103     $     10,453        299,500  SH          X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
WILLIAMS COS INC DEL COM       969457100     $      1,026         54,000  SH          X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------

                                                Soros Fund Management LLC
                                               Form 13F Information Table
                                              Quarter Ended June 30, 2005

                                                                                    Investment Discretion          Voting Authority
                                                                                    ---------------------          ----------------
                     Title                 Fair Market Value   Shares or  SH/  Put/      Shared  Shared   Other
Issuer               of Class  Cusip        (in thousands)    Principal   PRN  Call Sole Defined Other  Managers** Sole Shared None
------               --------  -----        --------------    ---------   ---  ---- ---- ------- -----  ---------- ---- ------ ----
-----------------------------------------------------------------------------------------------------------------------------------
WIND RIVER SYSTEMS   NOTE
INC                  3.750%
                     12/1      973149AE7     $     22,721     22,950,000  PRN         X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
WRIGLEY WM JR CO     COM       982526105     $     35,831        520,500  SH          X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
XOMA LTD             ORD       G9825R107     $        208        123,640  SH                       X        1             X
-----------------------------------------------------------------------------------------------------------------------------------
YUM BRANDS INC       COM       988498101     $      3,245         62,300  SH          X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
ZYMOGENETICS INC     COM       98985T109     $        540         30,700  SH                       X        1             X
-----------------------------------------------------------------------------------------------------------------------------------
WHITE MTNS INS
GROUP LTD            COM       G9618E107     $        946          1,500  SH          X                     1       X
-----------------------------------------------------------------------------------------------------------------------------------
    Total Fair Market Value (in thousands)   $  1,805,895
    ------------------------------------------------------


The following investment managers that are required to file a report pursuant to
Section 13(f) of the Securities Exchange Act of 1934 ("Section 13(f)") exercise investment discretion with respect to certain securities held in accounts for which Soros Fund Management LLC ("SFM LLC") acts as principal investment manager and such managers will report such positions on their reports:

        028-06437       Atlantic Investment Management, Inc.
        028-05875       Blavin & Company, Inc.
        028-05444       Brahman Capital Corp.
        028-11106       EAC Management LP
        028-06301       Origin Capital Management LLC
        028-10804       RR Partners LP
        028-05395       Select Equity Group, Inc.
        028-06099       Seminole Management Company, Inc.
                        (Paul C. Shiverick)
        028-05369       Sirios Capital Management, L.P.
        028-04945       Wyper Partners LLC

** Certain securities reported herein are managed by investment managers that are not required to file a report pursuant to Section 13(f). The inclusion of such securities herein shall not be deemed an admission that George Soros or SFM LLC has investment discretion or voting authority over such securities.